MATRIX/LMH VALUE FUND, INC.

                         SUPPLEMENT DATED APRIL 6, 2000
                      TO PROSPECTUS DATED OCTOBER 29, 1999



Effective April 3, 2000, the name of the fund has been changed to MATRIX ADVISORS VALUE FUND, INC.